Condensed Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 73,349	$ 57,081
Accounts receivable, net of allowance for doubtful accounts of $7,063 and $8,653 in 2011 and 2010, respectively	78,984	63,511
Net investment in direct financing and sales-type leases	23,618	19,117
Trading containers	13,139	404
Containers held for sale	3,914	2,883
Prepaid expenses	9,961	8,603
Deferred taxes	1,890	1,895
Due from affiliates, net	9
Total current assets	204,864	153,494
Restricted cash	42,065	15,034
Containers, net of accumulated depreciation of $398,576 and $361,791 at 2011 and 2010, respectively	1,888,515	1,437,259
Net investment in direct financing and sales-type leases	78,591	72,224
Fixed assets, net of accumulated depreciation of $9,355 and $8,820 at 2011 and 2010, respectively	1,870	1,804
Intangible assets, net of accumulated amortization of $32,063 and $27,441 at 2011 and 2010, respectively	48,054	60,122
Interest rate swaps		1,320
Other assets	7,653	5,950
Total assets	2,271,612	1,747,207
Current liabilities:
Accounts payable	6,974	6,296
Accrued expenses	13,898	11,988
Container contracts payable	19,499	98,731
Deferred revenue	8,301	6,855
Due to owners, net	18,962	17,545
Secured debt facility	19,893
Bonds payable	91,500	51,500
Total current liabilities	179,027	192,915
Revolving credit facility	136,000	104,000
Secured debt facility	775,503	558,127
Bonds payable	487,066	175,570
Deferred revenue	1,962	2,994
Interest rate swaps	18,019	13,581
Income tax payable	21,982	20,821
Deferred taxes	7,278	8,632
Total liabilities	1,626,837	1,076,640
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 48,936,405 and 48,318,058 at 2011 and 2010, respectively	489	483
Additional paid-in capital	152,580	181,602
Accumulated other comprehensive income (loss)	137	(52)
Retained earnings	491,115	401,849
Total Textainer Group Holdings Limited shareholders' equity	644,321	583,882
Noncontrolling interest	454	86,685
Total equity	644,775	670,567
Total liabilities and equity	$ 2,271,612	$ 1,747,207